Intangible Assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB	USD
Customer relationships	-	45,700	6,710
Systems software	15,228	15,228	2,236
Trademark	132	132	19
Less: accumulated amortization	(6,999)	(10,146)	(1,490)
Intangible assets, net	8,361	50,914	7,475

Amortization of intangible assets was RMB899 and RMB3,147 for six months ended June 30, 2025 and 2026, respectively.